Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Goodwill	€ 2,104.7	€ 2,106.1
Intangible assets	2,463.8	2,472.9
Property, plant and equipment	595.2	591.1
Other non-current assets	7.0	8.6
Derivative financial instruments	0.4	4.3
Deferred tax assets	17.1	14.7
Total non-current assets	5,188.2	5,197.7
Current assets
Cash and cash equivalents	324.8	403.3
Inventories	440.6	441.5
Trade and other receivables	350.8	334.6
Current tax receivable	26.1	37.6
Derivative financial instruments	4.5	16.9
Total current assets	1,146.8	1,233.9
Assets	6,335.0	6,431.6
Current liabilities
Trade and other payables	794.9	829.1
Current tax payable	193.4	226.7
Provisions	27.6	27.1
Loans and borrowings	32.6	26.0
Derivative financial instruments	19.4	14.4
Total current liabilities	1,067.9	1,123.3
Non-current liabilities
Loans and borrowings	2,258.6	2,151.4
Employee benefits	138.4	152.1
Other non-current liabilities	0.4	0.5
Provisions	1.4	2.7
Derivative financial instruments	112.2	46.4
Deferred tax liabilities	259.3	292.7
Total non-current liabilities	2,770.3	2,645.8
Total liabilities	3,838.2	3,769.1
Net assets	2,496.8	2,662.5
Equity
Share capital and capital reserve	1,134.3	1,316.4
Share-based compensation reserve	16.9	26.2
Translation reserve	102.4	135.3
Other reserves	(12.9)	(14.9)
Retained earnings	1,256.1	1,199.5
Equity	€ 2,496.8	€ 2,662.5